32. Commitments (Details)	12 Months Ended
Dec. 31, 2017
Cargo Contract One
SummaryOfContractCommitmentsLineItems [Line Items]
Port	Aratu
Minimum movement in tons per years	397,000
Maturity	2031
Cargo Contract Two
SummaryOfContractCommitmentsLineItems [Line Items]
Port	Aratu
Minimum movement in tons per years	900,000
Maturity	2022
Cargo Contract Three
SummaryOfContractCommitmentsLineItems [Line Items]
Port	Suape
Minimum movement in tons per years	250,000
Maturity	2027
Cargo Contract Four
SummaryOfContractCommitmentsLineItems [Line Items]
Port	Suape
Minimum movement in tons per years	400,000
Maturity	2029